Investment income (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Investment Income

	2018	2017	2016
Interest income	5,783	6,052	6,479
Dividend income	1,124	1,164	1,180
Rental income	129	121	129
Total investment income	7,035	7,338	7,788

Investment income related to general account	5,268	5,394	5,737
Investment income for account of policyholders	1,767	1,944	2,051
Total	7,035	7,338	7,788

Summary of Investment Income

Total investment income from:	2018	2017	2016
Shares	1,124	1,164	1,180
Debt securities and money market instruments	3,899	4,248	4,838
Loans	1,704	1,686	1,752
Real estate	129	121	129
Other	181	119	(111)
Total	7,035	7,338	7,788

Investment income from financial assets held for general account:	2018	2017	2016
Available-for-sale	3,180	3,467	4,007
Loans	1,704	1,686	1,752
Financial assets designated at fair value through profit or loss	212	148	80
Real estate	82	71	69
Derivatives	72	31	(139)
Other	18	(10)	(32)
Total	5,268	5,394	5,737

Aegon N.V [member]
Statement [LineItems]
Summary of Investment Income

	2018	2017
Interest income from intercompany loans	66	65

Interest income from derivatives	11	18

Total Investment Income	77	83